Supplement to the Fidelity® Advisor Value Strategies Fund
Class A, Class T, and Class B
January 28, 2000
Prospectus

The following information replaces the first paragraph in the "Fee Table" section on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, and Class B shares of the fund. The annual class operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Class A do not reflect the effect of any expense reimbursements and for each class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces similar information in the "Fee Table" section on page 5.

Annual class operating expenses (paid from class assets)

	Class A	Class T	Class B
Management fee	0.58%	0.58%	0.58%
Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B)	0.25%	0.50%	1.00%
Other expenses	0.50%	0.33%	0.37%
Total annual class operating expensesA	1.33%	1.41%	1.95%

A FMR has voluntarily agreed to reimburse Class A, Class T, and Class B of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date
Advisor Value Strategies	1.30%	2/27/99	1.55%	2/27/99	2.05%	2/27/99

These arrangements can be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. Including this reduction, the total Class A, Class T, and Class B operating expenses, after reimbursement for Class A, would have been 1.28%, 1.39%, and 1.93%, respectively.

SO-01-01 January 1, 2001
1.751427.100

The following information replaces similar information in the "Fee Table" section on page 5.

	Class A		Class T		Class B
	Account open	Account closed	Account open	Account closed	Account open	Account closed
1 year	$ 703	$ 703	$ 489	$ 489	$ 198	$ 698
3 years	$ 972	$ 972	$ 781	$ 781	$ 612	$ 912
5 years	$ 1,262	$ 1,262	$ 1,094	$ 1,094	$ 1,052	$ 1,252
10 years	$ 2,084	$ 2,084	$ 1,982	$ 1,982	$ 2,039A	$ 2,039A

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces paragraphs two through eleven found in the "Fund Management" section on page 24.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November 1999, the group fee rate was 0.2781%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended November 30, 1999, was 0.35% of the fund's average net assets. Prior to January 1, 2001, the fund paid FMR a monthly management fee which also included a performance adjustment that could decrease the management fee depending on how well the fund performed relative to an index.

Supplement to the Fidelity® Value Strategies Fund
Initial Class
January 28, 2000
Prospectus

The following information replaces the first paragraph in the "Fee Table" section on page 4.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Initial Class shares of the fund. The annual class operating expenses provided below for Initial Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Initial Class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces similar information in the "Fee Table" section on page 5.

Annual class operating expenses (paid from class assets)

Initial Class
Management fee	0.58%
Distribution and Service (12b-1) fee	None
Other expenses	0.28%
Total annual class operating expensesA	0.86%

A Effective February 27, 1999, FMR has voluntarily agreed to reimburse the Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.05%. This arrangement can be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. Including this reduction, the total Initial Class operating expenses would have been 0.84%.

SOI-01-01 January 1, 2001
1.708013.110

The following information replaces similar information in the "Fee Table" section on page 5.

Initial Class
1 year	$ 88
3 years	$ 274
5 years	$ 477
10 years	$ 1,061

The following information replaces paragraphs two through eleven found in the "Fund Management" section on page 22.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November 1999, the group fee rate was 0.2781%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended November 30, 1999, was 0.35% of the fund's average net assets. Prior to January 1, 2001, the fund paid FMR a monthly management fee which also included a performance adjustment that could decrease the management fee depending on how well the fund performed relative to an index.

Supplement to the Fidelity® Advisor Value Strategies Fund
Institutional Class
January 28, 2000
Prospectus

The following information replaces the first paragraph in the "Fee Table" section on page 4.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any reduction of certain expenses during the period.

The following information replaces similar information in the "Fee Table" section on page 5.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.58%
Distribution and Service (12b-1) fee	None
Other expenses	0.30%
Total annual class operating expensesA	0.88%

A Effective February 27, 1999, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.05%. This arrangement can be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances are used to reduce transfer agent expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.86%.

ISO-01-01 January 1, 2001
1.751426.100

The following information replaces similar information in the "Fee Table" section on page 5.

Institutional Class
1 year	$ 90
3 years	$ 281
5 years	$ 488
10 years	$ 1,084

The following information replaces paragraphs two through eleven in the "Fund Management" section on page 21.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For November 1999, the group fee rate was 0.2781%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended November 30, 1999, was 0.35% of the fund's average net assets. Prior to January 1, 2001, the fund paid FMR a monthly management fee which also included a performance adjustment that could decrease the management fee depending on how well the fund performed relative to an index.